Other operating expenses - Sustainability Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Expenses [Line Items]
Recycling costs	£ 27
Renewable energy attribute certificates cost	2
Inventory write-offs	250	£ 250	£ 215
Weather
Other Operating Expenses [Line Items]
Inventory write-offs	£ 9